Credit Risk - Summary of Other Segments Exposures by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 95,156	£ 80,918
Observed impairment loss allowances	671	314
Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,680	24,224
Observed impairment loss allowances	603	262
Corporate and commercial banking | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,044	21,998
Corporate and commercial banking | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	573	1,359
Corporate and commercial banking | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,043	415
Corporate and commercial banking | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,020	452
Corporate and commercial banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,446	13,254
Observed impairment loss allowances	478	213
Corporate and commercial banking | SME and Mid Corporate | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,844	11,397
Corporate and commercial banking | SME and Mid Corporate | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	340	1,162
Corporate and commercial banking | SME and Mid Corporate | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,409	332
Corporate and commercial banking | SME and Mid Corporate | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	853	363
Corporate and commercial banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,152	6,057
Observed impairment loss allowances	125	49
Corporate and commercial banking | Commercial Real Estate | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,191	5,778
Corporate and commercial banking | Commercial Real Estate | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	233	107
Corporate and commercial banking | Commercial Real Estate | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	561	83
Corporate and commercial banking | Commercial Real Estate | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	167	89
Corporate and commercial banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,082	4,913
Observed impairment loss allowances	0	0
Corporate and commercial banking | Social Housing | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,009	4,823
Corporate and commercial banking | Social Housing | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	90
Corporate and commercial banking | Social Housing | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	73	0
Corporate and commercial banking | Social Housing | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate and investment banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,347	14,565
Observed impairment loss allowances	33	50
Corporate and investment banking | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,835	13,742
Corporate and investment banking | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	252	252
Corporate and investment banking | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,260	556
Corporate and investment banking | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	15
Corporate and investment banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,886	12,646
Observed impairment loss allowances	33	50
Corporate and investment banking | Large Corporate | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,374	11,833
Corporate and investment banking | Large Corporate | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	252	252
Corporate and investment banking | Large Corporate | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,260	546
Corporate and investment banking | Large Corporate | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	15
Corporate and investment banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,461	1,919
Observed impairment loss allowances	0	0
Corporate and investment banking | Financial Institutions | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,461	1,909
Corporate and investment banking | Financial Institutions | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate and investment banking | Financial Institutions | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	10
Corporate and investment banking | Financial Institutions | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,129	42,129
Observed impairment loss allowances	35	2
Corporate centre | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,060	42,113
Corporate centre | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	69	13
Corporate centre | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	3
Corporate centre | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,817	4,060
Observed impairment loss allowances	0	0
Corporate centre | Social Housing | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,748	4,047
Corporate centre | Social Housing | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	69	13
Corporate centre | Social Housing | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Social Housing | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	712	857
Observed impairment loss allowances	0	0
Corporate centre | Financial Institutions | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	712	854
Corporate centre | Financial Institutions | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Financial Institutions | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	3
Corporate centre | Financial Institutions | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,962	34,400
Observed impairment loss allowances	0	0
Corporate centre | Sovereign And Supranational | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,962	34,400
Corporate centre | Sovereign And Supranational | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Sovereign And Supranational | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Sovereign And Supranational | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,482	2,572
Observed impairment loss allowances	35	0
Corporate centre | Structured Products | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,482	2,572
Corporate centre | Structured Products | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Structured Products | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Structured Products | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Legacy Portfolios in Run-Off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	240
Observed impairment loss allowances	0	2
Corporate centre | Legacy Portfolios in Run-Off | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	240
Corporate centre | Legacy Portfolios in Run-Off | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Legacy Portfolios in Run-Off | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate centre | Legacy Portfolios in Run-Off | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0	£ 0